Matthews Emerging Markets Equity Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 90.9%

	Shares	Value

CHINA/HONG KONG: 25.8%
Tencent Holdings, Ltd.	48,400	$2,889,420

AIA Group, Ltd.	123,000	1,415,042

Midea Group Co., Ltd. A Shares	85,600	920,426

Wuxi Biologics Cayman, Inc.[b,c,d]	56,500	916,447

Alibaba Group Holding, Ltd.[c]	47,400	877,561

China International Capital Corp., Ltd. H Shares[b,d]	328,400	858,489

JD.com, Inc. ADR[c]	11,200	809,088

Yum China Holdings, Inc.	12,900	749,619

Techtronic Industries Co., Ltd.	36,000	711,416

Centre Testing International Group Co., Ltd. A Shares	162,700	637,791

BeiGene, Ltd. ADR[c]	1,600	580,800

Weimob, Inc.[b,c,d]	392,000	565,821

Jiumaojiu International Holdings, Ltd.[b,d]	168,000	506,003

NARI Technology Co., Ltd. A Shares	83,200	460,528

Estun Automation Co., Ltd. A Shares	124,400	420,662

KE Holdings, Inc. ADR[c]	16,900	308,594

Meituan B Shares[b,c,d]	8,700	277,717

Total China/Hong Kong		13,905,424

INDIA: 12.0%
Infosys, Ltd. ADR	64,400	1,432,900

HDFC Bank, Ltd. ADR	19,100	1,396,019

Dabur India, Ltd.	123,978	1,028,747

Reliance Industries, Ltd.	24,202	819,112

Avenue Supermarts, Ltd.[b,c,d]	14,280	815,142

Kotak Mahindra Bank, Ltd.	27,938	751,880

Matrimony.com, Ltd.[b,d]	20,332	263,457

Total India		6,507,257

RUSSIA: 8.4%
LUKOIL PJSC ADR	17,524	1,664,331

Novatek PJSC GDR[d]	5,080	1,330,071

Fix Price Group, Ltd. GDR[d]	108,400	966,848

Polymetal International PLC	32,958	556,869

Total Russia		4,518,119

TAIWAN: 6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	175,000	3,619,365

Total Taiwan		3,619,365

MEXICO: 6.2%
Grupo Aeroportuario del Sureste SAB de CV ADR	5,000	935,000

Prologis Property Mexico SA de CV, REIT	424,498	921,735

GCC SAB de CV	121,400	909,552

Grupo Financiero Banorte SAB de CV Class O	88,400	567,749

Total Mexico		3,334,036

VIETNAM: 5.2%
FPT Corp.	409,348	1,669,753

Military Commercial Joint Stock Bank[c]	689,880	838,534

Sai Gon Cargo Service Corp.	51,200	307,065

Total Vietnam		2,815,352

BRAZIL: 5.0%
Vale SA ADR	71,200	993,240

Banco BTG Pactual SA	196,300	906,929

	Shares	Value
Hapvida Participacoes e Investimentos SAb,d	262,500	$655,075

Magazine Luiza SA	54,400	143,249

Total Brazil		2,698,493

SINGAPORE: 4.8%
Capitaland Investment, Ltd.[c]	607,900	1,522,212

Sea, Ltd. ADR[c]	3,400	1,083,682

Total Singapore		2,605,894

SOUTH KOREA: 4.0%
LG Chem Ltd.	1,755	1,138,241

Kia Corp.	15,145	1,022,841

Total South Korea		2,161,082

PHILIPPINES: 2.6%
Wilcon Depot, Inc.	1,657,100	891,187

Ayala Land, Inc.	817,500	533,614

Total Philippines		1,424,801

ISRAEL: 2.4%
Nice, Ltd. ADR[c]	4,600	1,306,584

Total Israel		1,306,584

ZAMBIA: 2.3%
First Quantum Minerals, Ltd.	67,100	1,242,298

Total Zambia		1,242,298

NETHERLANDS: 1.7%
Heineken NV	8,769	915,263

Total Netherlands		915,263

FRANCE: 1.3%
LVMH Moet Hennessy Louis Vuitton SE	959	686,897

Total France		686,897

UNITED STATES: 1.0%
Globant SAc	1,900	533,919

Total United States		533,919

POLAND: 0.9%
Allegro.eu SAb,c,d	33,471	486,843

Total Poland		486,843

ARGENTINA: 0.6%
MercadoLibre, Inc.[c]	200	335,880

Total Argentina		335,880

TOTAL COMMON EQUITIES		49,097,507

(Cost $46,489,847)

matthewsasia.com | 800.789.ASIA	1

Matthews Emerging Markets Equity Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES: 6.4%
	Shares	Value

SOUTH KOREA: 6.4%
Samsung Electronics Co., Ltd., Pfd.	59,471	$3,469,461

Total South Korea		3,469,461

TOTAL PREFERRED EQUITIES		3,469,461

(Cost $3,080,725)

TOTAL INVESTMENTS: 97.3%		52,566,968
(Cost $49,570,572)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.7%		1,430,988

NET ASSETS: 100.0%		$53,997,956

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $5,344,994, which is 9.90% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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